Financial instruments (Details) - Schedule of interest bearing loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 6,540	£ 1,510
Stocking loan, Maturity	On earlier of sale of underlying vehicle or 120/.180 days
Stocking loan	£ 86,709	32,477
Mortgages, Maturity	Within one year
Mortgages	£ 1,368
Non-Current
Lease liabilities, Maturity	2022 – 2040
Lease liabilities	£ 41,508	4,358
Mortgages, Maturity	2022 – 2025
Mortgages	£ 2,126
Minimum [Member]
Current
Lease liabilities, Interest rate	1.00%
Stocking loan, Interest rate	1.00%
Mortgages, Interest rate	2.00%
Non-Current
Lease liabilities, Interest rate	1.00%
Mortgages, Interest rate	2.00%
Maximum [Member]
Current
Lease liabilities, Interest rate	7.00%
Stocking loan, Interest rate	3.75%
Mortgages, Interest rate	4.00%
Non-Current
Lease liabilities, Interest rate	7.00%
Mortgages, Interest rate	4.00%